Convertible notes at fair value and derivative liabilities (Details) - Schedule of Revised Payment Schedule (Details) - USD ($) $ in Thousands						1 Months Ended
	Mar. 31, 2020	Feb. 03, 2020	Dec. 12, 2019	Nov. 14, 2019	Aug. 22, 2019	Oct. 31, 2019
Debt Instrument [Line Items]
Consideration paid for redemption					$ 3,261
2018 Notes
Debt Instrument [Line Items]
Principal amount	$ 6,200	$ 6,900	$ 3,450	$ 3,450		$ 20,000
Consideration paid for redemption	$ 7,192	$ 8,004	$ 4,002	$ 4,002		$ 23,200